REGULATORY CAPITAL MATTERS	12 Months Ended
Sep. 30, 2013
REGULATORY CAPITAL MATTERS [Abstract]
REGULATORY CAPITAL MATTERS

NOTE 13 - REGULATORY CAPITAL MATTERS

The Association is subject to various regulatory capital requirements administered by its primary federal regulator, the Office of the Comptroller of the Currency (OCC). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators, that if undertaken, could have a direct material effect on the Association and the consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Association must meet specific capital guidelines involving quantitative measures of the Association's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.

The Association's capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Association to maintain minimum amounts and ratios of: total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), Tier I capital to adjusted total assets (as defined), and, for 2011, tangible capital to adjusted total assets (as defined).

As of September 30, 2013, based on the most recent notification from the OCC, the Association was categorized as well-capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since the most recent notification that management believes have changed the Association's prompt corrective action category.

Actual and required capital amounts (in thousands) and ratios for the Association are presented below at September 30, 2013 and 2012:

						To Be Well
						Capitalized Under
			For Capital Adequacy			Prompt Corrective
	Actual		Purposes			Action Regulations
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of September 30, 2013:
Total Risk-Based Capital (to Risk-weighted Assets)	$48,322	31.75%	$	≥12,177	≥8.00%	$	≥15,221	≥10.00%
Tier I Capital (to Risk-weighted Assets)	$46,409	30.49%	$	≥6,089	≥4.00%	$	≥9,133	≥6.00%
Tier I Capital (to Adjusted Total Assets)	$46,409	15.89%	$	≥11,679	≥4.00%	$	≥14,599	≥5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of September 30, 2012:
Total Risk-Based Capital (to Risk-weighted Assets)	$45,499	29.29%	$	≥12,429	≥8.00%	$	≥15,536	≥10.00%
Tier I Capital (to Risk-weighted Assets)	$43,547	28.03%	$	≥6,214	≥4.00%	$	≥9,322	≥6.00%
Tier I Capital (to Adjusted Total Assets)	$43,547	13.78%	$	≥12,644	≥4.00%	$	≥15,805	≥5.00%

Dividend Restrictions: The Company's principal source of funds for dividend payments is dividends received from the Association. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year's net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. As of September 30, 2013, the Association could, without prior approval, declare dividends of approximately $6,062,000.